Equity	12 Months Ended
Dec. 31, 2021
Equity

Note 17 – Equity

A.	Composition of share capital:

	December 31		December 31
	2021	2020	2021	2020
	Registered		Issued and paid-up

Ordinary shares with no par value **	100,000,000	44,951,295	45,133,945	26,941,705

**	On April 8, 2021, the Company effectuated a reverse split of its ordinary shares in ratio of 1-for-4.44926. The amounts of shares and options are shown after the reverse split.

On September 27, 2016, the Company completed a transaction in which the Company acquired from Bamot 240,203 ordinary shares with a par value of NIS 0.01 each (hereinafter: the “Acquired Shares”) of Regenera. In consideration of the acquired shares, the Company allocated to Bamot 5,500,000 shares and 1,000,000 marketable options (new series), at an exercise price of NIS 1 per share, over three years beginning from the signing date of the agreement (for details, see Note 10A and Note 17G).

Note 17 – Equity ( Cont.)

B.	On November 9, 2016, the Company reported the signing of two investment agreements in the total amount of NIS 6,750 thousand (approximately USD 1,750 thousand), in consideration of an allocation of 12,053,571 ordinary Company shares (hereinafter: the “Offered Shares”), at a price of NIS 0.56 per share.

One investment agreement was signed vis-à-vis the controlling shareholder, in accordance with the meeting’s approval on November 3, 2016, as specified above, and an additional investment agreement was signed vis-à-vis Altshuler Shaham Mutual Fund Management Ltd. (hereinafter: “Altschuler Funds”), regarding an investment, in identical conditions, of NIS 3,900,000 (USD 1,008 thousand), in consideration of the allocation of 6,964,286 ordinary Company shares, with no par value, at a price of NIS 0.56 per share.

In case, during the 12 month period after the transaction closing date, the Company performs a capital raising, including through a private allocation, at a price per share which will be lower than a price per share of NIS 0.56, Altschuler and the controlling shareholder will be entitled to receive compensation in shares, in a quantity which will be determined according to the difference between a price of NIS 0.56 per share, and the share price in the future capital raising.

In any case, no shares whatsoever will be allocated at a price less than NIS 0.3 per share.

On November 17, 2016, the Stock Exchange notified the Company of the receipt of approval for the allocation of the aforementioned shares, and on November 21, 2016 the Company announced the closing of the aforementioned transactions, and receipt of the entire consideration from the controlling shareholder and from Altschuler Funds.

As of the reporting date, Altschuler Funds are not related parties of the Company.

On November 28, 2016, the Company reported the signing of an investment agreement with a third party, regarding the investment of NIS 1,500,000 (USD 392 thousand), in consideration of the allocation of 2,678,571 shares, at a price of NIS 0.56 per share. In case, during the 12 month period after the transaction closing date, the Company performs a capital raising, including through a private allocation, at a price per share which will be lower than a price of NIS 0.56 per share, the third party will be entitled to compensation in shares, in a quantity which will be determined according to the difference between the price of NIS 0.56 per share, and the share price in the future capital raising. In any case, no shares whatsoever will be allocated at a price less than NIS 0.3 per share.

On December 4, 2016, stock exchange notified the Company of the receipt of approval for the allocation of the aforementioned shares, and on December 5, 2016, the Company announced the closing of the transaction and the receipt of the entire consideration.

C.	On November 31, 2017, the Company reported the results of the public offering, according to which the Company allocated 4,250,000 shares and 2,125,000 options (Series 3) for a gross consideration in the amount of approximately NIS 2,083 thousand.

Note 17 – Equity(Cont.)

D.	In the shareholders’ meeting which was held on February 7, 2019, approval was received for an extraordinary private allocation of 14,291,667 Company shares to 4 investors, in consideration of investment in the Company of a total of approximately USD 17.15 million (NIS 62,283 thousand) (according to an exchange rate of 1.2). The foregoing allocation was completed on February 19, 2019.

E.	June 23, 2019 was the deadline for exercising the options (Series 3) of the Company which had been allocated based on the shelf offering report dated November 19, 2017. Until that date, approximately 99.99% of the allocated options (Series 3) were exercised, including by the Company’s controlling shareholder, who exercised 885,415 options (Series 3). A total of NIS 2,675 thousand was paid to the Company in respect of the exercise of these options during the period.

F.	2,125,000 options (Series 3), which had been issued in 2017, were exercised into ordinary Company shares, in consideration of an exercise price in the amount of NIS 3,883 thousand.

G.	On September 1, 2019, Bamot exercised all of its options at an exercise price of NIS 1 per share, in consideration of 1,000,000 ordinary shares of the Company.

H.	On September 1, 2019, a consultant exercised 557,050 options in consideration of an exercise price of NIS 0.3736 per share, in consideration of 557,050 ordinary Company shares.

I.	On January 9, 2020, 54,000 options, which are convertible into shares at an exercise price of NIS 5.65 per share, were allocated to 3 directors of the Company.

J.	On May 3, 2020, two consultants exercised 62,020 options in consideration of an exercise price of NIS 4 per share, in consideration of 62,060 ordinary Company shares.

K.	On May 13, 2020, a former employee of the subsidiary exercised 280,000 options in consideration of an exercise price of NIS 2.09 per share, in consideration of 280,000 ordinary Company shares.

L.	In June 2020, the Company’s audit committee and board of directors approved an allocation of Company shares, in a private allocation of shares and options, to seven institutional investors, to one additional investor, Yael Feigel, a related party, and to the Company’s controlling shareholder or to a company under his control, which will invest in the Company a total of approximately NIS 38.2 million, in consideration of the allocation of 9,257,820 ordinary shares and 8,332,038 options exercisable into 8,332,038 shares. The allocation was approved by the general meeting on July 30, 2020, and the Company allocated the shares on August 4, 2020.

M.	On September 17, 2020, 1,788,962 ordinary shares in the Company were allocated as part of the transaction involving the acquisition of the control of Cannolam.

N.	At the closing of the SPAC transaction, which occurred on April 23, 2021, the company issued 15,650,280 ordinary shares to subversive unitholders. See note 1C.

O.	On April 27, 2021, the Company issued to Mr. Alexander Rabinovich, CEO, 224,756** options to purchase 224,756** ordinary shares of Intercure. The options were granted following the General Assembly from August 2018 as part of Canndoc acquisition transaction and as approved by the Company’s general assembly on April 1, 2021 as part of the Transaction. On September 2, 2021 Mr. Alexander Rabinovich exercised 2,150,919** options to ordinary shares of Intercure for a total consideration of NIS 3,594 thousand. In addition, during September 2021, Mr. Alexander Rabinovich purchased in the open market 423,501 ordinary shares of Intercure.

Note 17 – Equity(Cont.)

P.	On November 2021, an employed exercised 10,103** options in consideration of an exercise price of NIS 18.38** per share.

Q.	During 2021, four institutional investors exercised 240,972** options in consideration of an exercise price of NIS 19.58** per share, in consideration of 240,972 ordinary company shares.

R.	During 2021, the Company engaged in several acquisitions as described in Note 8D. As a result of the acquisitions the company has committed to issue ordinary shares, as part of the acquisitions considerations, equal to NIS 17.3 million.

During 2021, the Company allocated 139,966 ordinary shares of Intercure.

S.	Changes in share capital:

1)	The Company’s registered capital as of December 31, 2021 is 1,000,000,000 shares with no par value.

2)	Issued and paid-up capital

Number of shares
Balance as of January 1, 2021	26,941,705
Options exercised by employees	10,103
Options exercised by controlling shareholder	2,150,919
Options exercised by investors	240,972
Issuance of shares- SPAC (Note 17N)	15,650,280
Issuance of shares (Note 17R)	139,966
Balance as of December 31, 2021	45,133,945

T.	Rights associated with shares:

Each share gives its owner the right to participate and to vote in the general meetings (each share has one voting right), and the right to receive dividends and/or bonus shares.

U.	Share-based payment transactions:

Expense recognized in the financial statements

The expense which was recognized in the financial statements for received services is presented in the following table:

	For the year ended December 31
	2021	2020	2019
	NIS in thousands
Equity-settled share-based payment plans	6,452	10,008	68,036

Total expenses recognized from share-based payment transactions	6,452	10,008	68,036

Note 17 – Equity(Cont.)

V.	Options plan:

On March 31, 2015, the Company’s board of directors resolved to adopt a new plan for the allocation of shares and options to employees, directors and consultants (the “2015 Options Plan”).

Presented below are the main terms of the 2015 options plan:

●	In accordance with the 2015 options plan, options or shares will be allocated to the Company’s employees in accordance with section 102 of the Income Tax Ordinance (New Version), 5721-1961 (hereinafter: the “Income Tax Ordinance”), in accordance with the trustee track or the non-trustee track. Options will be allocated to consultants, service providers, controlling shareholders or any other entity other than Company employees in accordance with section 3(I) of the Income Tax Ordinance only.

●	The exercise price of each share option will be determined by the board of directors in its exclusive discretion, in accordance with the provisions of the law, and subject to guidelines which will be recommended by the committee from time to time.

On August 31, 2020, the Company’s board of directors authorized management to take action to offer a total of up to 4,303,356 options to an officer (the Company’s CFO) and to Canndoc employees, which constitute 3.6% of the Company’s shares (as of the approval date of the financial statements), as part of an outline for offering securities to employees (hereinafter: the “Outline”). Each of the options will be exercisable into one ordinary Company share with no par value, for a period of up to 4 years, and a vesting period of 15 quarters.

On January 26, 2021, the Company’s board of directors approved, subject to the publication and approval of the outline, the allocation of 3,831,949 options to the officer and to 19 Canndoc employees. The outline was completed, and the options were allocated, on March 15.

On August 30, 2021, the Company’s board of directors authorized management to offer a total of up to 340,170 options to an officer (the Company’s CFO), 5 Canndoc employees and 2 consultants, which constitute 0.8% of the Company’s shares.

Note 17 – Equity(Cont.)

Characteristics and scope of share-based payment arrangements during the period:

During the period ended December 31, 2021, the Company had share-based payment arrangements as described below:

Grant date	26/01/2021 **	30/08/2021
Number granted	861,255	340,170
Original contract duration	4	4
Vesting immediate	6%	6%
Vesting period - rest	48 months	48 months
Exercise price (NIS)	18.38	20.16
Economic value of all options (B&S) as of the grant date (NIS in thousands)	4,888	3,190
Data and economic assumptions in the model:
Share price (in NIS)	17.40	20.65
Risk-free interest rate	0.20%	0.20%
Volatility rate	39.30%	59.06%
Options as of January 1, 2021	-	-
Granted options:
Vested options	1,217,436	63,782
Options exercised into shares
Expired options:
Options exercisable as of December 31, 2021:	1,217,436	63,782
Additional details	ESOP	ESOP

**	On April 8, 2021, the Company effectuated a reverse split of its ordinary shares in ratio of 1-for-4.44926.

Note 17 – Equity(Cont.)

Changes during the year

Presented below is a table listing the number of share options, the weighted average of their exercise prices, and the changes which were made to the employee options plans during the current year:

	2021 **		2020		2019
	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price
		NIS		NIS		NIS

Share options at beginning of year	1,199,791	15.40	6,634,183	3.77	75,000	0.66
Share options which were granted during the year	1,201,426	18.88	54,000	5.65	7,584,183	3.79
Share options which were forfeited during the year	132,688	18.38	-	-	950,000	4.79
Share options which expired during the year	674	18.38	1,070,000	5.06	-	-
Share options which were exercised during the year	10,103	18.38	280,000	2.09	75,000	0.66

Share options at end of year	2,257,753	17.06	5,338,183	3.46	6,634,183	3.64

Exercisable share options at year end	1,413,615	15,90	5,252,203	1	4,076,992	3.77

The exercise prices of the stock options in the years 2019 to 2020 ranged from 1.91** to 20.28** NIS per option. The remaining contractual lifetime of the options as of December 31, 2021 was around 4.86 years. The Company also has a compensation policy which was approved on December 31, 2019.

** on April 8, 2021, the company issue a shares consolidation by 4.44926.